Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share [abstract]
Basic and Diluted Loss Per Share

The calculation of basic and diluted loss per share for the year ended December 31, 2020 and 2019 was based on the following:

	2020	2019
Loss attributable to shareholders	$63,872	$69,193
Weighted average number of shares outstanding (000s)	473,668	358,343

For the years ended December 31, 2020 and 2019, basic and diluted loss per share does not include the effect of employee share purchase options outstanding (2020 –28,481,500, 2019 – 25,752,266), non-employee share purchase options and warrants (2020 – 17,924,765, 2019 – 31,772,941) and DSUs (2020 – 458,129, 2019 – 458,129), as they were anti-dilutive.